Subsequent Events - Additional Information (Details) - USD ($)	1 Months Ended	7 Months Ended
	Apr. 30, 2021	Sep. 30, 2021
Subsequent Event [Line Items]
Repayment of promissory note to related party		$ 250,000
Sponsor [Member] | Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayment of promissory note to related party	$ 250,000